MINERAL PROPERTY AND OIL AND GAS PROPERTIES	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
MINERAL PROPERTY AND OIL AND GAS PROPERTIES [Text Block]
7.	MINERAL PROPERTY AND OIL AND GAS PROPERTIES

On January 31, 2011, the Company entered into a letter of intent and paid $7,500 deposit to Wildhorse Copper Inc. and its wholly owned subsidiary Wildhorse Copper (AZ) Inc. (collectively, the “Optionors”). On April 11, 2011, the Company signed a Mineral Purchase Option Agreement (“Option Agreement”) with the Optionors respecting an option to earn a 100% interest, subject to a 1% NSR capped to a maximum of $2,000,000 in a property known as the Copper Hills property. The Copper Hills property is comprised of 56 located mining claims covering a total of 1,150 acres located in New Mexico, USA. The Optionors hold the Copper Hills property directly and indirectly through property purchase agreements between the Optionors and third parties (collectively, the “Indirect Agreements”). Pursuant to the Option Agreement the Optionors have assigned the Indirect Agreements to the Company. In order to earn the interest in the Copper Hills property, the Company is required to make aggregate cash payments of $591,650 over an eight year period and issue an aggregate of 1,000,000 shares of its common stock over a three year period. As at May 31, 2013, the Company has issued 500,000 shares at price of $0.15 per share and 150,000 shares at price of $0.10 per share to the Optionors and made aggregate cash payment of $106,863 (August 31, 2012-$106,863); the Company has expensed exploration costs of $143,680 (August 31, 2012-$143,680). On June 26, 2013, the Company announced the termination of its Option Agreement and write off all the capitalized costs.

On July 19, 2011, the Company entered into a letter of intent and paid US$15,000 deposit to Altar Resources. Subsequent to August 31, 2011, on October 11, 2011, the Company signed a Mineral Purchase Option Agreement with Altar Resources with respect to an option to earn 100% interest, subject to a 2.5% NSR in a property known as Mildred Peak. The mining claims are in Arizona covering approximately 7,148 acres from Altar Resources which holds the mining claims directly and indirectly through federal mining claims and state mineral exploration leases; or, represented that it would hold such claims in good standing at the time of closing a definitive agreement. The Company is required to make aggregate cash payments of $881,000 over a five year period and issue an aggregate of 1,000,000 shares of its common stock over a four year period. As at February 28, 2013, the Company had made aggregate cash payments of $124,980 (August 31, 2012-$84,980) and issued 100,000 shares at price of $0.10 per share and 100,000 common shares at $0.06 per share to Altar Resources; along with expensed incurred exploration costs of $13,380. On May 30, 2013, the Company terminated the Option Agreement and has written off $140,980 of capitalized costs.

On September 17, 2013 the Company entered into an AMI Participation Agreement with Downhole Energy LLC to participate in 100% gross interest and 75% net revenue interest for drilling, completion and production of up to 100 oil wells on certain oil and gas leases covering 2,924 in the historic field located in Forest and Venango counties, Pennsylvania. In order to earn the interest in this property, the Company is required to make the following payments:

•	Issuing to the Vendor 100,000 common shares in the capital stock of the Company as soon as practicable following the execution of this Agreement (issued at $0.04 per share),
•	Drilling up to10 wells in year one and issuing 10,000 common shares per producing well after 60 days of commercial production on or before the first anniversary of this Agreement,
•	Drilling up to 20 wells in year two and issuing 10,000 common shares per producing well after 60 days of commercial production on or before the second anniversary of this Agreement,
•	Drilling up to 30 wells in year three and issuing 10,000 common shares per producing well after 60 days of commercial production on or before the third anniversary of this Agreement, and
•	Drilling up to 40 wells in year four and issuing 10,000 common shares per producing well after 60 days of commercial production on or before the fourth anniversary of this Agreement.

On execution of this agreement the company issued 100,000 of its common shares at $0.04 per share to Downhole Energy LLC.

7.	MINERAL PROPERTY

a)

On January 31, 2011, the Company entered into a letter of intent and paid $7,500 deposit to Wildhorse Copper Inc. and its wholly owned subsidiary Wildhorse Copper (AZ) Inc. (collectively, the “Optionors”). On April 11, 2011, the Company signed a Mineral Purchase Option Agreement (“Option Agreement”) with the Optionors respecting an option to earn a 100% interest, subject to a 1% NSR capped to a maximum of $2,000,000 in a property known as the Copper Hills property. The Copper Hills property is comprised of 56 located mining claims covering a total of 1,150 acres located in New Mexico, USA. The Optionors hold the Copper Hills property directly and indirectly through property purchase agreements between the Optionors and third parties (collectively, the “Indirect Agreements”). Pursuant to the Option Agreement the Optionors have assigned the Indirect Agreements to the Company. In order to earn the interest in the Copper Hills property, the Company is required to make aggregate cash payments of $591,650 over an eight year period and issue an aggregate of 1,000,000 shares of its common stock over a three year period. As at May 31, 2013, the Company has issued 500,000 shares at price of $0.15 per share and 150,000 shares at price of $0.10 per share to the Optionors and made aggregate cash payment of $106,863 (August 31, 2012-$106,863); the Company has expensed exploration costs of $143,680 (August 31, 2012-$143,680). On June 26, 2013, the Company announced the termination of its Option Agreement. To date the Company had made aggregate cash payments of $106,863 and issued 500,000 shares at price of $0.15 per share and 150,000 common shares at $0.10 per share to Wildhorse Copper Inc which has been written off and had incurred exploration costs totaling of $157,774.

On July 19, 2011, the Company entered into a letter of intent and paid US$15,000 deposit to Altar Resources. Subsequent to August 31, 2011, on October 11, 2011, the Company signed a Mineral Purchase Option Agreement with Altar Resources with respect to an option to earn 100% interest, subject to a 2.5% NSR in a property known as Mildred Peak. The mining claims are in Arizona covering approximately 7,148 acres from Altar Resources which holds the mining claims directly and indirectly through federal mining claims and state mineral exploration leases; or, represented that it would hold such claims in good standing at the time of closing a definitive agreement. The Company is required to make aggregate cash payments of $881,000 over a five year period and issue an aggregate of 1,000,000 shares of its common stock over a four year period. As at February 28, 2013, the Company had made aggregate cash payments of $124,980 (August 31, 2012-$84,980) and issued 100,000 shares at price of $0.10 per share and 100,000 common shares at $0.06 per share to Altar Resources; along with expensed incurred exploration costs of $13,380. On May 30, 2013, the Company terminated the Option Agreement and has written off $140,980 of capitalized costs.